Condensed Consolidated Interim Statement of Comprehensive Income (Unaudited) € in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 29, 2018 EUR (€)	Jun. 29, 2018 USD ($)	Jun. 30, 2017 EUR (€)	Jun. 29, 2018 EUR (€)	Jun. 30, 2017 EUR (€)
Statement of comprehensive income [abstract]
Profit after taxes	€ 293		€ 298	€ 417	€ 445
Foreign currency translations:
Pretax activity, net		$ (28)	(73)	(11)	(77)
Tax effect		0	0	0	0
Foreign currency translation	(28)		(73)	(11)	(77)
Cash flow hedges:
Pretax activity, net		6	9	(8)	13
Tax effect		$ 1	(1)	1	(2)
Cash flow hedges, net of tax	5		8	(7)	11
Other comprehensive loss for the period, net of tax	(23)		(65)	(18)	(66)
Total comprehensive income	€ 270		€ 233	€ 399	€ 379